Stock-based Compensation - Additional Information (FY) (Details) - USD ($)		3 Months Ended		6 Months Ended	9 Months Ended			12 Months Ended
	Jun. 16, 2021	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2021	Sep. 30, 2024	Sep. 30, 2023		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of exchange agreement	180 days
Shares converted basis (in shares)	1
Share-based compensation expense (credit)		$ 1,601,000	$ 2,297,000	$ 29,300,000	$ 7,172,000	$ 10,389,000		$ 13,515,000	$ 23,493,000	$ 29,324,000
Incremental expense										4,100,000
Stock-based compensation					7,172,000	10,389,000	[1]	13,515,000	23,493,000	29,324,000
Class P Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested award, cost not yet recognized		40,000.00			$ 40,000.00			$ 200,000
Nonvested award, period for recognition					2 months 12 days			10 months 24 days
Share-based compensation expense (credit)		100,000	100,000		$ 200,000	500,000		$ 500,000	2,300,000	20,900,000
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested award, cost not yet recognized		10,000,000			$ 10,000,000			$ 20,600,000
Nonvested award, period for recognition					1 year 2 months 12 days			1 year 9 months 18 days
Share-based compensation expense (credit)		1,500,000	2,700,000		$ 6,900,000	10,100,000		$ 13,100,000	21,200,000	8,000,000
Restricted Stock Units | Former Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense (credit)								600,000
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested award, cost not yet recognized								0
Share-based compensation expense (credit)		$ 0	$ (500,000)		$ 100,000	$ (200,000)
Stock-based compensation								$ (100,000)	$ 100,000	$ 400,000
Performance Shares | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target award					0.00%			0.00%
Performance Shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target award					200.00%			200.00%
Class V Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001			$ 0.0001			$ 0.0001	$ 0.0001
Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value (in dollars per share)		$ 0.0001			$ 0.0001			$ 0.0001	$ 0.0001
Class A Common Stock | 2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)		40,639,882			40,639,882			33,146,412
Period of automatic increase of shares					10 years			10 years
Percent of increase in shares from capital stock outstanding		5.00%			5.00%			5.00%
Number of shares available for future issuance (in shares)		27,621,566			27,621,566			19,530,046

[1]	For the nine months ended September 30, 2023, provision (recovery) for credit losses and change in accounts receivable have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.